Investments in Other Companies	12 Months Ended
Dec. 31, 2024
Investments in Other Companies [Abstract]
Investments in Other Companies
12.	Investments in Other Companies:

(a)	This item includes investments in other companies for an amount of Ch$67,277 million and Ch$65,082 million as of December 31, 2024 and 2023, respectively, detailed as follows:

		% Ownership Interest		Assets
		2024	2023	2024	2023
Company	Shareholder	%	%	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	38,660	36,084
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	6,784	4,862
Redbanc S.A.	Banco de Chile	38.13	38.13	5,447	4,783
Sociedad Interbancaria de Depósito de Valores S.A.	Banco de Chile	26.81	26.81	2,704	2,394
Administrador Financiero de Transantiago S.A. (*)	Banco de Chile	20.00	20.00	2,210	4,285
Sociedad Imerc OTC S.A.	Banco de Chile	12.33	12.33	1,902	1,803
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	1,312	1,199
Subtotal Associates				59,019	55,410

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	8,258	7,832
Artikos Chile S.A. (**)	Banco de Chile	—	50.00	—	1,840
Subtotal				8,258	9,672

Total				67,277	65,082

(*)	On July 18, 2024, the company reported the agreement to reduce its share capital for an amount equivalent to Ch$9,810 million.

(**)	During the year 2024, a purchase and sale contract was signed for 100% of the participation held in the company. See Note No. 5 Relevant Events, letter (q).

(b)	The reconciliation between opening and ending balance of investments in other companies that are not consolidated in 2023, 2022 and 2021 is detailed as follows:

	2024	2023	2022
	MCh$	MCh$	MCh$
Balance as of January 1,	65,082	56,177	46,923
Capital increase	—	—	—
Participation in net income	8,730	13,409	13,031
Dividends received	(3,019)	(4,675)	(3,622)
Sale of participation in Artikos S.A.(*)	(1,572)	—	—
Other	(1,944)	171	(155)
Balance as of December 31,	67,277	65,082	56,177

(*)	See note No. 5 Relevan Events, letter (n) and (q).

(c)	During the year ended as of December 31, 2024 and 2023 no impairment has incurred in these investments.
(d)	The total carrying amount of the Bank’s Associates and Joint Ventures as of December 31, 2024 and 2023 is explained as follows:

	Associates							Joint Ventures
	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósito de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Servipag Ltda.
December 2024	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	13,958	1,737	60	15,347	1,814,213	58,605	11,562	101,289
Non-current assets	9,462	8,223	10,036	14,062	161,533	887	11,538	21,034
Total Assets	23,420	9,960	10,096	29,409	1,975,746	59,492	23,100	122,323

Current liabilities	3,585	1,120	551	13,366	1,811,753	46,985	7,285	98,808
Non-current liabilities	43	384	—	1,932	17,176	2,371	748	6,999
Total Liabilities	3,628	1,504	551	15,298	1,828,929	49,356	8,033	105,807
Equity	19,792	8,456	9,545	14,111	146,817	10,136	15,058	16,516
Minority interest	—	—	—	—	—	—	9	—
Total Liabilities and Equity	23,420	9,960	10,096	29,409	1,975,746	59,492	23,100	122,323

Operating income	21,282	6,651	9	60,139	888,114	5,023	8,979	44,161
Operating expenses	(14,545)	(5,843)	(54)	(58,167)	(722,391)	(2,541)	(8,557)	(40,929)
Other income (expenses)	741	390	1,848	234	(154,142)	1,424	1,002	1,185
Gain before tax	7,478	1,198	1,803	2,206	11,581	3,906	1,424	4,417
Income tax	(1,853)	(231)	—	(467)	(1,736)	(855)	(202)	(1,066)
Gain for the year	5,625	967	1,803	1,739	9,845	3,051	1,222	3,351

	Associates							Joint Ventures
	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósito de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Artikos Chile S.A.	Servipag Ltda.
December 2023	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	6,380	841	104	11,054	1,362,961	66,716	21,042	3,768	84,569
Non-current assets	10,983	8,377	8,834	16,275	164,518	867	12,760	1,724	18,137
Total Assets	17,363	9,218	8,938	27,329	1,527,479	67,583	33,802	5,492	102,706

Current liabilities	3,034	899	525	11,625	1,355,563	47,242	18,768	1,898	82,503
Non-current liabilities	247	496	—	3,236	36,641	—	766	406	4,539
Total Liabilities	3,281	1,395	525	14,861	1,392,204	47,242	19,534	2,304	87,042
Equity	14,082	7,823	8,413	12,468	135,275	20,341	14,259	3,188	15,664
Minority interest	—	—	—	—	—	—	9	—	—
Total Liabilities and Equity	17,363	9,218	8,938	27,329	1,527,479	67,583	33,802	5,492	102,706

Operating income	8,973	5,116	14	58,576	969,393	4,818	9,355	5,571	43,709
Operating expenses	(2,812)	(4,823)	(50)	(57,847)	(821,426)	(2,540)	(8,667)	(3,558)	(39,366)
Other income (expenses)	589	345	1,754	127	(113,486)	2,287	743	137	1,503
Gain before tax	6,750	638	1,718	856	34,481	4,565	1,431	2,150	5,846
Income tax	(1,692)	(66)	—	(100)	(7,667)	(949)	(430)	(511)	(1,444)
Gain for the year	5,058	572	1,718	756	26,814	3,616	1,001	1,639	4,402